Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Expenses

7. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses for the years ended December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Accounts payable	$174,089	$164,251
Payroll and benefits	68,255	37,544
Accrued marketing and advertising	10,241	11,370
Current derivative liability (Note 10)	18,751	—
Other accrued liabilities	24,528	21,882

Total	$295,864	$235,047